September 25, 2013

Securities and Exchange Commission
Public Filing Desk
100 F Street , N.E.
Washington, D.C. 20549

Re:            Re:               The Boston Trust & Walden Funds; File Nos. 33-44964 and 811-6526

Ladies and Gentlemen:

On behalf of The Boston Trust & Walden Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 148 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended.  The main purpose of the filing is to response to staff comments on the Amendment and provide other updating information.  We believe that the Amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Very truly yours,

/s/ THOMPSON HINE LLP

THOMPSON HINE LLP